Share-Based Payments (Details)	12 Months Ended
Dec. 31, 2022 shares
Share-Based Payments [Abstract]
Unlisted options	7,503,678
Options are fully vested, description	1,380,000 options are fully vested at date of grant, 573,678 options will be vested after 18 months, 2,000,000 options will be vested after 3 years, and 3,550,000 options are vested after 4 years.